Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Net Revenues

Net revenues consisted of the following for the years ended December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Gross billing revenue	15,551,345	11,133,825
Less: estimated contractual and other adjustments	(8,562,809)	(5,604,724)
Net billing revenue	6,988,536	5,529,101

Warrant [Member]
Schedule of Fair Value Warrant Grants

The following are the assumptions used in the Black-Scholes pricing model for warrant grants during the year ended December 31, 2012:

Year Ended
December 31, 2012

Expected life in years	5 - 10 years
Stock price volatility	77.3% - 78.3%
Risk free interest rate	0.62% - 1.73%
Expected dividends	None
Forfeiture rate	0%